Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

Note 6 - Stockholders’ Equity

During the nine months ended September 30, 2019, the Company issued 725,564 shares of Common Stock for the cash exercise of Series A Warrants, Additional Warrants, and Bonus Warrants resulting in aggregate proceeds of $0.2 million to the Company.

On April 18, 2019, the Company issued 16,860 shares of Common Stock in connection with the one-for 30 reverse split resulting from the rounding up of fractional shares of Common Stock to the whole shares of Common Stock.

From September 18, 2019 and September 25, 2019, the Company issued a total of 1,252,058 shares of the Company’s Common Stock for the conversion of $150,000 of principal on the Convertible Note.

Purchase Agreement

On May 13, 2019, the Company entered into an equity line purchase agreement with Cavalry Fund I LP (“Cavalry”) (the “Purchase Agreement”) pursuant to which Cavalry agreed to purchase from the Company, at Company’s sole discretion, up to $10,000,000 of common stock (subject to certain limitations) from time to time over a 36-month period. In consideration for entering into the $10 million Purchase Agreement, the Company issued to Cavalry 333,334 shares of common stock as a commitment fee and will issue up to 583,334 shares of common stock pro rata as Cavalry purchases additional shares.

Concurrently with the execution of the Purchase Agreement on May 13, 2019, the Company and Cavalry also entered into a registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company agreed, among other things, to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”), no later than May 23, 2019 to register for resale by Cavalry under the Securities Act of 1933 (the “Act”), the shares of common stock that the Company may elect to issue and sell to Cavalry from time to time under the Purchase Agreement. The Registration Rights Agreement provides that in the event the Company is unable to register sufficient shares under the Registration Statement, the Company will be required to file additional registration statements such that sufficient registered shares are available for issuance and sale to Cavalry under the Purchase Agreement.

The Company filed a Registration Statement on Form S-1 seeking to register 4,374,741 shares. The Registration Statement was declared effective by the SEC on May 28, 2019. Provided the Registration Statement remains current and effective and the conditions set forth in the Purchase Agreement are satisfied, the Company may, from time to time and at its sole discretion, direct Cavalry to purchase shares of the Company’s common stock during trading hours (“Intraday Puts”) and after trading hours until 7 p.m. New York time (“Aftermarket Puts”) (either an Intraday Put or an Aftermarket Put may be referred to as a “Put”). The Company may make multiple Puts each day subject to delivery of the shares associated with prior Puts.

The number of shares that may be sold under an Intraday Put shall be equal to the total daily trading dollar volume (“Daily Trading Dollar Volume”) for the trading day prior to the applicable Put date, divided by the Intraday Purchase Price (such shares being the “Intraday Put Share Limit”). The “Intraday Purchase Price” means the lower of: (i) 94% of the lowest sale price on the trading day prior to the applicable Put date, and (ii) 94% of the arithmetic average of the three lowest closing prices for the Company’s common stock during the 12 consecutive trading days ending on the Trading Day immediately preceding such Put date.

The number of shares that may be sold under an Aftermarket Put shall be equal to the Daily Trading Dollar Volume, divided by the Aftermarket Put Price (such shares being the “Aftermarket Put Share Limit”). The “Aftermarket Put Price” means: the lower of: (i) the lowest Sale Price on the applicable Put date, and (ii) the arithmetic average of the three lowest closing prices for the Company’s common stock during the 12 consecutive trading days ending on the trading day immediately preceding such Put date.

Upon mutual agreement of Cavalry and the Company and subject to written confirmation by Cavalry that such agreement will not result in violation of the 4.99% beneficial ownership limitation, the Company may increase the Intraday Put Share Limit or the Aftermarket Put Share Limit, as applicable, for any Put to include an amount equal to $2,000,000 in Put shares at the applicable Purchase Price, in each case in addition to the applicable Intraday Put Share Limit or Aftermarket Put Share Limit. In all instances, the Company may not sell shares of its common stock to Cavalry under the Purchase Agreement if it would result in Cavalry beneficially owning more than 4.99% of the Company’s common stock or if the closing price the trading day immediately preceding the Put date is below $0.005.

As of September 30, 2019, the Company sold all of the shares available for sale under the Registration Statement (4,374,741 shares) for total proceeds of $1,146,389, net of cost of $12,250.

Note 6 - Stockholders’ Equity

Reverse Stock Split and Amendment to Certificate of Incorporation

On February 13, 2017, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of Nevada to implement a reverse stock split at a ratio of one-for-60. The reverse stock split became effective immediately.

2017 Activities

On February 28, 2017, the Company issued 4,370 shares of Common Stock in connection with the one-for-60 reverse stock split resulting from the rounding up of fractional shares of Common Stock to the whole shares of Common Stock.

On March 9, 2017, the Company completed a securities exchange offer (the “Note Offer”) with its three convertible note holders (the “Note Holders”). Pursuant to the Note Offer the Note Holders agreed to exchange i) $868,897 of 5% Original Issue Discount 10% Senior Convertible Note Due September 16, 2016, originally issued in December 2015 and all accrued interest and liquidated damages owed (collectively the “Senior Notes”), ii) $175,000 of 20% Original Issue Discount Junior Convertible Notes Due December 5, 2016, originally issued in June 2016 and all accrued interest and liquidated damages owed (collectively the “Junior Notes”), iii) $220,000 of 8% Convertible Notes Due June 6, 2017, originally issued in December 2016 and all accrued interest owed (collectively the “Convertible Notes”), and iv) 97,423,579 warrants (the “Senior Warrants”) for 845,631 shares of Series B Convertible Preferred Stock (the “Preferred”). After giving effect to the Note Offer the Company no longer has any Senior Notes, Junior Notes or Convertible Notes outstanding. The Note Offer also provided the Note Holders with a three month right of first refusal to participate in the Company’s next financing and a one-year participation right with respect to the Company next fully underwritten offering.

On March 9, 2017, as a result of the Note Offer becoming effective, a securities exchange offer made to the Company’s January 19, 2015 investors (the “January Offer”) was accepted by certain of those investors (the “January Investors”). Pursuant to the January Offer the January Investors agreed to exchange i) 12,052,344 shares of common stock owed pursuant to the favored nations provision of the January 19, 2015 subscription agreement (the “January Agreement”), and ii) 30,130,861 warrants owed pursuant to the favored nations provision of the January Agreement for 210,919 shares of Preferred.

On March 9, 2017, as a result of the Note Offer becoming effective, a securities exchange offer made to the Company’s April 19, 2015 investors (the “April Offer”) was accepted by certain of those investors (the “April Investors”). Pursuant to the April Offer, the April Investors agreed to exchange i) 20,110,699 shares of Common Stock owed pursuant to the favored nations provision of the April 19, 2015 subscription agreement (the “April Agreement”), and ii) 28,154,980 warrants owed pursuant to the favored nations provision of the April Agreement for 104,391 shares of Preferred. As a result of the Note Offer, the January Offer and April Offer the Company issues a total of 1,160,941 shares of Preferred.

On March 15, 2017, the Company issued investors who participated in its: i) January 19, 2015 financing and rejected the January Offer, and ii) April 19, 2015 financing and rejected the April Offer an aggregate of 14,517,352 share of Common Stock and 112,782,487 warrants. The Common Stock and warrant issuances were made pursuant to the favored nations provision of the January Agreement and April Agreement.

On March 15, 2017, the Company filed a Certificate of Designation for the Preferred with the Secretary of State of the State of Nevada. The Preferred Certificate of Designation provides authorization for the issuance of 1,160,941 shares of Preferred, par value $0.001.

On March 22, 2017, the Company entered into a Settlement Agreement and Note (the “CSC Agreement”) with CSC Leasing Company (“CSC”) with respect to the equipment lease schedule entered into between CSC and the Company (the “CSC Lease”). Pursuant to the CSC Agreement the Company has agreed to: i) issue CSC 833,333 shares valued at $61,667 of the Company’s common stock (the “Shares”), and ii) pay CSC $200,000 (the “Cash Payment”).

On April 4, 2017, the Company entered into a Settlement Agreement with RK Equity Advisors, LLC and Pickwick Capital Partners, LLC with respect to the tail provision of the Engagement Letter dated August 19, 2015. Pursuant to the Settlement Agreement the Company has agreed to: i) terminate the Engagement Letter including all provisions thereof and including any obligations to future fees, and ii) convert the Estimated Liability into 125,000 shares of common stock of the Company, par value $0.001 per share at a price of $0.10 per share. The total value of this transaction is $10,000.

On May 25, 2017, the Company raised $1 million in cash from four institutional investors in exchange for the issuance of $1,111,111 of Series C. See Note 4 Liquidity, Financial Condition and Management’s Plans.

On October 10, 2017, the Company entered into a Securities Purchase Agreement with four investors who committed $750,000 in cash and $250,000 in bitcoin in exchange for a new class of Series C-1 Convertible Preferred Stock (the “Series C-1”) and Series B Warrants exercisable at $0.135 per share (the “October Financing”). The Series C-1 is initially convertible into shares of the Company’s common stock at an effective price $0.085 per share. Both the Series C-1 and Series B Warrants are subject to adjustment in the event of future sales of the Company’s equity securities or common stock equivalents at a lower price, subject to elimination of the price protection on the Exchange Date. The Company subsequently received another $100,000 from an institutional investor which was held in escrow until the filing of the 10-Q.

Between March 15, 2017 and December 19, 2017, the Company issued 81,856,798 shares of Common Stock for the cashless exercise of 111,244,318 warrants.

Between March 28, 2017 and December 31, 2017, the Company issued 227,012,800 shares of Common Stock upon the conversion of 1,135,064 shares of Series B Convertible Preferred stock.

Between November 27, 2017 and November 29, 2017, the Company issued 15,873,600 shares of Common Stock upon the conversion of 79,368 shares of Series C Convertible Preferred stock.

On November 27, 2017, the Company issued 2,941,200 shares of Common Stock upon the conversion of 14,706 shares of Series C-1 Convertible Preferred stock.

On December 7, 2017, the Company entered into an Amendment to Securities Agreement with the holders of a majority of the Company’s outstanding Convertible Preferred Stock Series C-1 amending the terms of the Company’s May 2017 Securities Purchase Agreement, the Company’s October 2017 Securities Purchase Agreement (the “October SPA”), the Certificate of Designations, Preferences, and Rights of the Series C-1 Convertible Preferred Stock, and the terms of the Series A Warrants, Additional Warrants, Bonus Warrants, and Series B Warrants. The Company issued, on a pro-rata basis to the subscribers of the October SPA a total of 4,400,000 shares of common stock of the Company.

2018 Activities

On January 1, 2018, the Company issued 5,175,400 shares of Common Stock upon the conversion of 25,877 shares of Series B Convertible Preferred stock.

On April 20, 2018, the Company issued 392,200 shares of Common Stock upon the conversion of 1,961 shares of Series C-1 Convertible Preferred stock.

On April 23, 2018, the Company issued 1,176,600 shares of Common Stock upon the conversion of 5,883 shares of Series C-1 Convertible Preferred stock.

On April 24, 2018, the Company issued 2,549,200 shares of Common Stock upon the conversion of 12,746 shares of Series C-1 Convertible Preferred stock.

On July 23, 2018, the Company issued 268,817 shares of Common Stock for the cashless exercise of 555,556 warrants.

On October 11, 2018 the Company issued four investors each 13,750,000 Series C Warrants or 55,000,000 warrants in aggregate. These Series C Warrants were not lawfully issued in accordance with the Nevada Revised Statutes (“NRS”).

On October 25, 2018 the Company and each of the four investors who hold the Series C Warrants agreed to cancel the Series C Warrants for no consideration. Accordingly, the Series C Warrants are not outstanding.

On November 13, 2018, pursuant to the Amendment to Securities Agreement dated December 7, 2017, the Company temporarily reduced the exercise price of 4,000,000 Series A Warrants from $0.085 to $0.02 (the “Offer”). The offer was made to all four investors who are record holders of the Series A Warrants on identical terms. Each investor had the option to exercise up to 1,000,000 Series A Warrants at the lower exercise price.

Over the course of November 13 through November 16, 2018, the Company issued 2,850,000 shares of Common Stock for the cash exercise of Series A Warrants through the Offer resulting in aggregate proceeds of $57,000 to the Company.

Stock Purchase Warrants

The following is a summary of warrant activity for the year ended December 31, 2018 and 2017:

Number of Warrants
Outstanding as of January 1, 2017	268,788,733
Issuance of Series C Convertible Preferred Stock and warrants for cash in an offering	47,302,176
Issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	12,942,000
Issuance of Series B Convertible Preferred Stock in exchange for convertible notes payable and warrants	(163,178,007)
Ratchet warrants issued due to price reset	7,454,050
Cashless warrant exercise	(111,244,318)
Outstanding as of December 31, 2017	62,064,634
Issuance of Series C Warrants	55,000,000
Cancellation of Series C Warrants for no consideration	(55,000,000)
Cashless warrant exercise	(555,556)
Warrants exercise for cash	(2,850,000)
Expiration of warrant	(1,167)
Outstanding as of December 31, 2018	58,657,911